Segment reporting and information on geographical areas	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segment reporting and information on geographical areas
6. Segment reporting and information on geographical areas
In accordance with IFRS 8 (Operating Segments), the segments are created based on the management approach. Accordingly, segments must be classified and disclosures for these segments must be made based on the criteria used internally by the chief operating decision maker (CODM) for the allocation of resources and the evaluation of performance by the components of the entity. At Mynaric AG, the CODM is the Management Board collectively which allocates resources and evaluates segment performance based on the Management Board reports submitted to it. The segment reporting below was prepared in accordance with this definition. The CODM uses Operating profit/loss as the primary profitability measure to evaluate performance of the Company’s operating segments.
The Air segment includes the Company’s HAWK AIR terminals. The Space segment includes the Company’s CONDOR terminals.

	Fiscal year 2021
in € thousand	Air	Space	Not allocated		Consolidated
Revenue	0	2,355	0		2,355
Operating profit/loss	(10,793)	(30,082)	(1,489	) 1)	(42,364)
Interest and similar expenses					(2,148)
Net foreign exchange gain / (loss)					826
Net Finance costs					(1,322)
Profit/loss before taxes					(43,686)
Income tax expense					(1,791)
Consolidated net profit/loss					(45,477)

1)	Including costs for audit of the financial statements as well as Supervisory Board remuneration and IPO-related costs which are not directly incremental.

	Fiscal year 2020
in € thousand	Air	Space	Not allocated		Consolidated
Revenue	589	90	0		679
Operating profit/loss	(6,423)	(12,391)	(443	) 2)	(19,257)
Interest and similar income					18
Net foreign exchange gain / (loss)					(531)
Net Finance costs					(513)
Profit/loss before taxes					(19,770)
Consolidated net profit/loss					(19,770)

2)	Including costs for preparation of the financial statements and for audit of the financial statements as well as Supervisory Board remuneration.

	Fiscal year 2019
in € thousand	Air	Space	Not allocated		Consolidated
Revenue	0	114	0		114
Operating profit/loss	(3,767)	(5,091)	(1,220	) 3)	(10,078)
Interest and similar income					73
Net foreign exchange gain / (loss)					109
Net Finance costs					182
Profit/loss before tax					(9,896)
Consolidated net profit/loss					(9,896)

3)
Including expenses from a private stock option transaction between a shareholder of Mynaric AG and Mr. Altan the Chief Executive Officer and a member of the management board of Mynaric AG, which are recognized in accordance with IFRS 2 in the amount of €1,041 thousand. Including costs for preparation of the financial statements and for audit of the financial statements as well as Supervisory Board remuneration.

An amount of €2,132 thousand (Segment Space) (2020: €467 thousand (Segment Air), 2019: €114 thousand (Segment Space)), corresponding to a share of 91% (2020: 69%, 2019: 100%) of total revenue, was attributable to one customer. For the fiscal year 2021 material expenses related to the write offs of inventories have been recognized for the Segment Space in the amount of €2,501 thousand (2020: €0 thousand, 2019: €0 thousand). For the fiscal year 2021 material expenses related to the write offs of inventories have been recognized for the Segment Air in the amount of €0 thousand (2020: €120 thousand, 2019: €0 thousand).
With respect to the information on geographical regions, revenue is allocated to the countries based on the country of destination of the respective customer;
non-current
assets are allocated to the location of the respective asset.
Revenue can be broken down by country as follows:

Segment Air	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
USA	2,355	467	0
Canada	0	122	0
Belgium	0	90	0
Great Britain	0	0	114
Total	2,355	679	114
Non-current
assets can be broken down by country as follows:

€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Germany
Intangible assets	19,969	17,884	8,780
Property, plant, and equipment	14,490	9,849	3,840
Right-of-use assets	6,053	6,886	6,810
Germany, total	40,512	34,619	19,430
USA
Property, plant, and equipment	2,278	226	0
Right-of-use assets	2,774	1,056	0
USA, total	5,112	1,282	0
Total	45,504	35,901	19,430